Employee Benefit Plan, Investments (Narrative) (Details) - EBP-58-1533433-004 [BSSP] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Plan Contributions	$ 75,160
Interest-Bearing Cash
EBP, Master Trust [Line Items]
Plan Contributions	$ 298	$ 552